Accounts receivable (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	R$ (42,900,983)	R$ (36,994,135)
Allowance account for credit losses of financial assets	(585,443)	(985,614)	R$ (437,139)
Loans
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Allowance account for credit losses of financial assets	(361,780)	(521,929)	(256,927)
Credit card receivables, net
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Allowance account for credit losses of financial assets	(185,404)	(451,285)	(174,046)
Payroll loans and other
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Allowance account for credit losses of financial assets	(38,259)	(12,400)	R$ (6,166)
Credit Receivables
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(1,943,355)	(1,735,100)
Allowance account for credit losses of financial assets	(585,443)	(985,614)
Credit Receivables | Loans
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(47,957)	(221,450)
Allowance account for credit losses of financial assets	(361,780)	(521,929)
Credit Receivables | Credit card receivables, net
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(578,092)	(661,225)
Allowance account for credit losses of financial assets	(185,404)	(451,285)
Credit Receivables | Payroll loans and other
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(1,317,306)	(852,425)
Allowance account for credit losses of financial assets	(38,259)	(12,400)
Maturity [Member] | Credit Receivables
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(2,528,798)	(2,720,714)
Maturity [Member] | Credit Receivables | Loans
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(409,737)	(743,379)
Maturity [Member] | Credit Receivables | Credit card receivables, net
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(763,496)	(1,112,510)
Maturity [Member] | Credit Receivables | Payroll loans and other
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(1,355,565)	(864,825)
Not later than one month [member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(16,823,103)	(13,784,017)
Not later than one month [member] | Credit Receivables
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(276,740)	(291,780)
Not later than one month [member] | Credit Receivables | Loans
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(3,611)	(35,435)
Not later than one month [member] | Credit Receivables | Credit card receivables, net
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(233,190)	(232,013)
Not later than one month [member] | Credit Receivables | Payroll loans and other
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(39,939)	(24,332)
Due within 31 to 120 days [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(14,658,671)	(13,743,397)
Due within 31 to 120 days [Member] | Credit Receivables
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(275,943)	(321,421)
Due within 31 to 120 days [Member] | Credit Receivables | Loans
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(6,518)	(102,413)
Due within 31 to 120 days [Member] | Credit Receivables | Credit card receivables, net
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(143,967)	(146,409)
Due within 31 to 120 days [Member] | Credit Receivables | Payroll loans and other
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(125,458)	(72,599)
Due within 121 to 180 days [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(5,022,732)	(4,422,424)
Due within 121 to 180 days [Member] | Credit Receivables
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(162,656)	(176,318)
Due within 121 to 180 days [Member] | Credit Receivables | Loans
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(1,063)	(49,642)
Due within 121 to 180 days [Member] | Credit Receivables | Credit card receivables, net
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(86,614)	(86,055)
Due within 121 to 180 days [Member] | Credit Receivables | Payroll loans and other
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(74,979)	(40,621)
Later than six months and not later than one year [member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(5,173,286)	(4,210,024)
Later than six months and not later than one year [member] | Credit Receivables
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(255,505)	(233,524)
Later than six months and not later than one year [member] | Credit Receivables | Loans
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(1,481)	(70,218)
Later than six months and not later than one year [member] | Credit Receivables | Credit card receivables, net
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(46,122)	(43,615)
Later than six months and not later than one year [member] | Credit Receivables | Payroll loans and other
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(207,902)	(119,691)
Later than one year [member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(1,143,779)	(746,612)
Later than one year [member] | Credit Receivables
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(893,099)	(624,396)
Later than one year [member] | Credit Receivables | Loans
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(1,672)	(17,435)
Later than one year [member] | Credit Receivables | Credit card receivables, net
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(6,061)	(1,066)
Later than one year [member] | Credit Receivables | Payroll loans and other
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(885,366)	(605,895)
Current [member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(664,855)	(1,073,275)
Current [member] | Credit Receivables
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(664,855)	(1,073,275)
Current [member] | Credit Receivables | Loans
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(395,392)	(468,236)
Current [member] | Credit Receivables | Credit card receivables, net
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(247,542)	(603,352)
Current [member] | Credit Receivables | Payroll loans and other
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	R$ (21,921)	R$ (1,687)